                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05689

Morgan Stanley Municipal Premium Income Trust
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
        (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: May 31, 2008

Date of reporting period: November 30 2007


Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Municipal Premium Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

INCOME EARNED BY CERTAIN SECURITIES IN THE PORTFOLIO MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

FUND REPORT

For the six months ended November 30, 2007

MARKET CONDITIONS

The second and third quarters of 2007 marked a negative turn for the markets. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, and a flight to quality ensued. As the period progressed, concerns about the impact on the broader financial markets and the economy intensified.

In an effort to help ease the credit and liquidity crunch, the Federal Open Market Committee (the "Fed") elected to cut the target federal funds rate by 50 basis points in September and another 25 basis points in October, bringing the benchmark overnight rate to 4.50 percent, where it remained through the end of the period. At each of these meetings, the Fed acknowledged that while some upward pressure on inflation remained, the housing correction had the potential to intensify and restrain economic growth. However, at their October meeting they also noted that the upside risk to inflation roughly balanced the downside risk to growth, setting expectations for no further cuts in the target rate. By the end of the period, however, these expectations changed and investors began to price in a 25 to 50 basis point reduction in the rate at the Fed's meeting in December. Although the Fed rate cuts did help to stabilize the market somewhat and enhance liquidity, market conditions remained difficult throughout the period and Treasury securities, aided by the flight to quality, outperformed all other sectors of the fixed income market for the overall reporting period.

The municipal yield curve began the period relatively flat, as measured by the differential between two- and thirty-year maturities. By the end of the period, this spread had widened to about 114 basis points, resulting in a steeper curve. As compared to their taxable fixed income counterparts, municipal securities underperformed during the period.

PERFORMANCE ANALYSIS

For the six-month period ended November 30, 2007, the net asset value (NAV) of Morgan Stanley Municipal Premium Income Trust (PIA) decreased from $10.05 to $9.64 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.235 per share, the Fund's total NAV return was -1.49 percent. PIA's value on the New York Stock Exchange (NYSE) moved from $9.49 to $8.42 per share during the same period. Based on this change plus reinvestment of dividends, the Fund's total market return was -8.88 percent. PIA's NYSE market price was at a
12.66 percent discount to its NAV. During the fiscal period, the Fund purchased and retired 205,700 shares of common stock at a weighted average market discount of 9.47 percent. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2007, declared in September, decreased from 0.04 to $0.0375 per share. The dividend reflects the current level of the Fund's net investment income. PIA's level of undistributed net investment income was $0.043 per share on November 30, 2007 versus $0.052 per share six months earlier.(1)

We continued to position the portfolio with a lower sensitivity to interest rate changes (as measured by duration).* Overall, this positioning was beneficial as it helped buoy the Fund's performance as municipal rates rose and prices declined. To help maintain the lower duration, we used a U.S. Treasury futures hedge, which proved to be an effective hedging strategy but dampened returns slightly as the flight to quality drove Treasury prices up and rates lower.

In terms of the Fund's sector positioning, an overweight to the hospital/life care sector detracted from relative performance, while an overweight to the public utility sector, particularly water and sewer bonds, was additive to performance.

The Fund continued to focus on high-quality issues and maintained an overall conservative positioning, which was additive to performance as the higher-rated, less risky segment of the market outperformed lower-quality, higher-risk securities during the period.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Fund may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions.

--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline. Duration calculations are adjusted for leverage.

TOP FIVE SECTORS
Hospital                           12.1%
Other Revenue                      12.0
IDR / PCR**                        10.2
General Obligation                  8.3
Public Power                        7.9




LONG-TERM CREDIT ANALYSIS
Aaa/AAA                            52.9%
Aa/AA                              15.2
A/A                                 8.2
Baa/BBB                            17.0
Ba/BB or Less                       2.5
NR                                  4.2



** Industrial Development/Pollution Control Revenue

Data as of November 30, 2007. Subject to change daily. All percentages for top five sectors are as a percentage of total investments applicable to common shareholders. All percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY

(% of Long-Term Portfolio) As of November 30, 2007

WEIGHTED AVERAGE MATURITY: 19 YEARS(A)


0-5                                           7
6-10                                          6
11-15                                        21
16-20                                        21
21-25                                        21
26-30                                        14
31+                                          10



(a) Where applicable maturities reflect mandatory tenders, puts and call dates.

    Portfolio structure is subject to change.

       Summary of Investments by State Classification as of November 30, 2007

California..........  24.9% Ohio...........  3.6% Alaska.............................     1.0%
New York............  24.7  South            3.4  Kansas.............................
                            Carolina.......                                               0.9
Florida.............  13.2  Louisiana......  3.3  Minnesota..........................     0.8
Texas...............  13.0  Maryland.......  3.3  Arkansas...........................     0.6
Pennsylvania........  11.0  Indiana........  3.1  Virginia...........................     0.6
                                                                                       ------
Arizona.............   8.8  Nevada.........  2.6  Total Long-Term Investments+.......   174.9
Georgia.............   7.9  Massachusetts..  2.5  Short-Term Investments.............     1.2
New Jersey..........   7.5  Alabama........  2.3  Liabilities for Floating Rate Note
                                                  Obligations........................  (16.8)
Illinois............   7.3  Missouri.......  2.2  Other Assets in Excess of
                                                  Liabilities........................     2.4
Washington..........   5.3  Kentucky.......  2.1  Preferred Shares of Beneficial
                                                  Interest...........................  (61.7)
                                                                                       ------
Colorado............   5.0  DC.............  1.9  Net Assets Applicable to Common
                                                  Shareholders.......................   100.0%
Tennessee...........   4.4  Rhode Island...  1.9                                       ======
Michigan............   4.1  Iowa...........  1.7


-------
+ Does not include open long/short futures contracts with underlying face amount of $70,798,440 with net unrealized depreciation of $721,176.

CALL AND COST (BOOK) YIELD STRUCTURE

(Based on Long-Term Portfolio) As of November 30, 2007

YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS


2007(a)                                       0
2008                                         14
2009                                          7
2010                                          3
2011                                          8
2012                                          6
2013                                          7
2014                                          5
2015                                         14
2016                                         15
2017+                                        21




COST (BOOK) YIELD(C) -- WEIGHTED AVERAGE BOOK YIELD: 5.4%


2007(a)                                    10.3
2008                                        7.2
2009                                        6.3
2010                                        7.0
2011                                        7.1
2012                                        6.6
2013                                        6.7
2014                                        6.2
2015                                        7.0
2016                                        6.0
2017+                                       6.1




(a) May include issues initially callable in previous years.

(b) Less than 1%.

(c) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 10.3% on 0% of the long-term portfolio that is callable in 2007.

    Portfolio structure is subject to change.

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS -  NOVEMBER 30, 2007 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                                COUPON   MATURITY
THOUSANDS                                                 RATE      DATE         VALUE
-----------------------------------------------------------------------------------------
           Tax-Exempt Municipal Bonds (174.9%)

           Alabama (2.3%)

$   1,000  Jefferson County, Alabama, School Ser 2004
             A........................................    5.50 %  01/01/22   $  1,077,210

    2,500  University of Alabama, Ser 2004 A (MBIA
             Insd)....................................    5.25    07/01/20      2,706,350
                                                                             ------------

                                                                                3,783,560
                                                                             ------------

           Alaska (1.0%)

    2,000  Northern Tobacco Securitization
             Corporation, Alaska, Asset Backed Ser
             2006 A...................................    5.00    06/01/46      1,658,540
                                                                             ------------

           Arizona (8.8%)

    2,000  Glendale Industrial Development Authority,
             Arizona, John C Lincoln Health Ser 2005
             B........................................    5.00    12/01/37      1,874,760

    3,905  Pima County Industrial Development
             Authority, Arizona, Tucson Electric Power
             Co Refg Ser 1988 A (FSA Insd)............    7.25    07/15/10      4,021,213

    8,000  Salt River Project Agricultural Improvement
             & Power District, Arizona, Ser 2002 B....    5.00    01/01/26      8,307,120
                                                                             ------------

                                                                               14,203,093
                                                                             ------------

           Arkansas (0.6%)

    1,000  Washington County, Arkansas, Washington
             Regional Medical Center Ser 2005 A.......    5.00    02/01/35        961,860
                                                                             ------------

           California (24.8%)

    5,000  California Economic Recovery, Ser 2004 A
             ++.......................................    5.00    07/01/16      5,279,899

    2,000  California Educational Facilities
             Authority, Mills College Ser 2005 A......    5.00    09/01/34      2,004,940

    2,000  California Infrastructure & Economic
             Development Bank, The Scripps Research
             Institute Ser 2005 A.....................    5.000   07/01/29      2,060,340

    1,000  California Statewide Community Development
             Authority, Huntington Memorial Hospital
             Ser 2005.................................    5.00    07/01/27      1,006,860

    4,000  California, Various Purpose Dtd 11/01/06
             +++......................................    4.50    10/01/36      3,745,300

    3,000  California, Various Purpose Dtd 12/01/05...    5.00    03/01/27      3,061,800

    2,000  Camarillo Public Finance Authority,
             California, Wastewater Ser 2005 (AMBAC
             Insd)....................................    5.00    06/01/36      2,083,640

    4,000  Golden State Tobacco Securitization Corp,
             Enhanced Asset Backed Ser 2007 A-1.......    5.75    06/01/47      3,766,400

    2,000  Golden State Tobacco Securitization
             Corporation, California, Enhanced Asset
             Backed Ser 2005 A........................    5.00    06/01/45      1,948,780

    4,000  Golden State Tobacco Securitization
             Corporation, California, Enhanced Asset
             Backed Ser Refg 2007 A +++...............    5.125   06/01/47      3,385,780

    1,000  Kern County Board of Education, Refg 2006
             Ser A COPs (MBIA Insd)...................    5.00    06/01/31      1,030,370

    1,550  Los Angeles Department of Water & Power,
             California, 2001 Ser A...................    5.00    07/01/24      1,565,578

                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS -  NOVEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                COUPON   MATURITY
THOUSANDS                                                 RATE      DATE         VALUE
-----------------------------------------------------------------------------------------

$   3,000  Los Angeles Department of Water & Power,
             California, Water 2004 Ser C (MBIA
             Insd)....................................    5.00 %  07/01/25   $  3,139,560

    3,000  Oxnard Financing Authority, California,
             Wastewater 2004 Ser A (FGIC Insd ).......    5.00    06/01/29      3,111,990

    3,000  San Diego County Water Authority,
             California, Ser 2004 A COPs (FSA Insd)...    5.00    05/01/29      3,085,050
                                                                             ------------

                                                                               40,276,287
                                                                             ------------

           Colorado (5.0%)

    1,400  Colorado Health Facilities Authority,
             Adventist/Sunbelt Ser 2006 D.............    5.25    11/15/35      1,416,926

       70  Colorado Housing & Finance Authority, Ser
             1997 A-2 (AMT)...........................    7.25    05/01/27         72,216

    2,000  Denver Convention Center Hotel Authority,
             Colorado, Refg Ser 2006 (XLCA Insd)......    5.00    12/01/30      2,042,500

    2,040  Fort Collins, Colorado, Ser 2004 A COPs
             (AMBAC Insd).............................    5.375   06/01/21      2,188,961

    2,155  Fort Collins, Colorado, Ser 2004 A COPs
             (AMBAC Insd).............................    5.375   06/01/22      2,306,001
                                                                             ------------

                                                                                8,026,604
                                                                             ------------

           District of Columbia (1.9%)

    3,000  District of Columbia Ballpark, Ser 2006 B-1
             (FGIC Insd)..............................    5.00    02/01/31      3,053,160
                                                                             ------------

           Florida (13.2%)

    2,000  Broward County Educational Facilities
             Authority, Florida, Nova Southeastern
             University Ser 2006 (AGC Insd)...........    5.00    04/01/31      2,065,240

    2,460  JEA, Florida, Water & Sewer Sub-Second
             Crossover Ser (MBIA Insd)................    5.00    10/01/24      2,563,148

    2,500  Miami-Dade County, Florida, Miami Int'l
             Airport, Ser 2000 B (FGIC Insd)..........    5.75    10/01/24      2,649,450

    5,000  Orlando Utilities Commission, Florida,
             Water & Electric Ser 2001................    5.00    10/01/22      5,235,400

    8,000  South Miami Health Facilities Authority,
             Florida, Baptist Health South Florida Ser
             2007 RITES-PA-1488 +++...................    5.00    08/15/42      8,008,520

    1,000  St Johns County Industrial Development
             Authority, Florida, Glenmoor Ser 2006 A..    5.25    01/01/26        919,920
                                                                             ------------

                                                                               21,441,678
                                                                             ------------

           Georgia (8.0%)

    3,000  Atlanta, Georgia, Water & Wastewater Ser
             1999 A (FGIC Insd).......................    5.50    11/01/22      3,313,680

    4,000  Augusta, Georgia, Water & Sewerage Ser 2000
             (FSA Insd)...............................    5.25    10/01/22      4,251,960

    2,000  Georgia Road & Tollway Authority, Ser
             2004.....................................    5.00    10/01/22      2,108,400

    3,000  Georgia Road & Tollway Authority, Ser
             2004.....................................    5.00    10/01/23      3,161,160
                                                                             ------------

                                                                               12,835,200
                                                                             ------------

                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS -  NOVEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                COUPON   MATURITY
THOUSANDS                                                 RATE      DATE         VALUE
-----------------------------------------------------------------------------------------

           Illinois (7.3%)

$   2,500  Chicago Park District, Illinois, 2004 Ser A
             (AMBAC Insd).............................    5.00 %  01/01/28   $  2,595,725

    5,000  Chicago, Illinois, Chicago-O'Hare Int'l
             Airport Ser 1996 A (AMBAC Insd)..........    5.63    01/01/12      5,008,750

    4,000  Chicago, Illinois, O'Hare Int'l Airport 3rd
             Lien Ser 2005 A (MBIA Insd)..............    5.25    01/01/26      4,233,280
                                                                             ------------

                                                                               11,837,755
                                                                             ------------

           Indiana (3.1%)

    3,000  Indiana Health & Educational Facility
             Financing Authority, Clarian Health Ser
             2006 A...................................    5.25    02/15/40      3,013,650

    2,000  Indiana Health Facilities Financing
             Authority, Community Health Ser 2005 A
             (AMBAC Insd).............................    5.00    05/01/35      2,020,280
                                                                             ------------

                                                                                5,033,930
                                                                             ------------

           Iowa (1.7%)

    3,000  Tobacco Settlement Authority, Iowa, Ser
             2005 C...................................    5.50    06/01/42      2,716,230
                                                                             ------------

           Kansas (1.0%)

    1,500  Lawrence Memorial Hospital, Kansas Ser
             2006.....................................    5.13    07/01/36      1,494,345
                                                                             ------------

           Kentucky (2.1%)

    3,215  Louisville & Jefferson County Metropolitan
             Sewer District, Kentucky, Ser 2001 A
             (MBIA Insd)..............................    5.38    05/15/22      3,424,650
                                                                             ------------

           Louisiana (3.3%)

    3,000  Louisiana Public Facilities Authority,
             Baton Rouge General Medical Center-FHA
             Insured Mtge Ser 2004 (MBIA Insd)........    5.25    07/01/33      3,079,590

    2,000  Louisiana Public Facilities Authority,
             Ochsner Clinic Ser 2002..................    5.50    05/15/32      2,330,160
                                                                             ------------

                                                                                5,409,750
                                                                             ------------

           Maryland (3.3%)

    1,000  Baltimore County, Maryland, Oak Crest
             Village Ser 2007 A.......................    5.00    01/01/37        945,100

    2,430  Maryland Department of Housing and
             Community Development Administration, Ser
             2006 P (AMT).............................    4.625   09/01/31      2,276,691

    1,000  Maryland Health & Higher Education
             Facilities Authority, Johns Hopkins
             Hospital Ser 2003........................    5.00    11/15/28      1,086,470

    1,000  Maryland Health & Higher Educational
             Facilities Authority, King Farm
             Presbyterian Community 2006 Ser B........    5.00    01/01/17        960,770
                                                                             ------------

                                                                                5,269,031
                                                                             ------------

                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS -  NOVEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                COUPON   MATURITY
THOUSANDS                                                 RATE      DATE         VALUE
-----------------------------------------------------------------------------------------

           Massachusetts (2.5%)

$   4,000  Massachusetts Turnpike Authority,
             Metropolitan Highway 1997 Ser A (MBIA
             Insd) +++................................    5.00 %  01/01/37   $  4,024,820
                                                                             ------------

           Michigan (4.1%)

    3,500  Kent Hospital Finance Authority, Michigan,
             Metropolitan Hospital Ser 2005 A.........    6.25    07/01/40      3,690,750

    3,000  Michigan Hospital Finance Authority, Henry
             Ford Health Refg Ser 2006 A..............    5.25    11/15/46      3,020,820
                                                                             ------------

                                                                                6,711,570
                                                                             ------------

           Minnesota (0.8%)

    1,100  Glencoe, Minnesota, Glencoe Regional Health
             Ser 2005.................................    5.00    04/01/31      1,048,245

      320  Minnesota Housing Finance Agency, Rental
             1995 Ser D (MBIA Insd)...................    6.00    02/01/22        322,970
                                                                             ------------

                                                                                1,371,215
                                                                             ------------

           Missouri (2.2%)

    1,855  Fenton, Missouri, Gravois Bluffs Refg Ser
             2006.....................................    4.50    04/01/21      1,864,349

    1,340  Missouri Health & Educational Facilities
             Authority, Missouri, Baptist Medical
             Center Refg Ser 1989 (ETM)...............    7.625   07/01/18      1,579,967

      115  Missouri Housing Development Commission,
             Homeownership 1996 Ser D (AMT)...........    7.10    09/01/27        118,252
                                                                             ------------

                                                                                3,562,568
                                                                             ------------

           Nevada (2.6%)

    3,000  Las Vegas Water District, Nevada, Impr and
             Refg Ser 2003 A (FGIC Insd)..............    5.25    06/01/22      3,181,050
                                                                             ------------

    1,000  Reno, Nevada, Renown Regional Medical
             Center Ser 2007 A........................    5.25    06/01/37        991,840

                                                                                4,172,890
                                                                             ------------

           New Jersey (7.5%)

    2,000  New Jersey Economic Development Authority,
             Cigarette Tax Ser 2004...................    5.75    06/15/29      2,011,300

    5,000  New Jersey Turnpike Authority, Ser 2003 A
             (AMBAC Insd).............................    5.00    01/01/30      5,153,950

    2,000  Passaic Valley Sewerage Commissioners, New
             Jersey, Ser F (FGIC Insd)................    5.00    12/01/19      2,119,480
                                                                             ------------

    3,000  Tobacco Settlement Financing Corporation,
             New Jersey, Ser 2007-1A..................    4.625   06/01/26      2,571,240

    3,000  Tobacco Settlement Financing Corporation,
             New Jersey, Ser 2007-1B..................    0.00    06/01/41        301,680
                                                                             ------------

                                                                               12,157,650
                                                                             ------------

           New York (24.8%)

    3,000  Long Island Power Authority, New York, Ser
             2004 A (AMBAC Insd)......................    5.00    09/01/34      3,099,360

                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS -  NOVEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                COUPON   MATURITY
THOUSANDS                                                 RATE      DATE         VALUE
-----------------------------------------------------------------------------------------

$   3,000  Metropolitan Transportation Authority, New
             York, State Service Contract Refg Ser
             2002 B (MBIA Insd).......................    5.50 %  07/01/20   $  3,230,340

    2,000  Nassau County Tobacco Settlement
             Corporation, New York, Ser 2006 A-3......    5.125   06/01/46      1,886,600

    2,000  New York City Industrial Development
             Agency, New York, 7 World Trade Center,
             LLC Ser A................................    6.25    03/01/15      2,078,620

    4,000  New York City Industrial Development
             Agency, New York, American Airlines Inc
             Ser 2005 (AMT)...........................    7.75    08/01/31      4,412,800

    8,000  New York City Industrial Development
             Agency, New York, Brooklyn Navy Yard
             Cogeneration Partners LP Ser 1997 (AMT)..    5.65    10/01/28      7,770,559

    2,000  New York City Industrial Development
             Agency, New York, Yankee Stadium Ser 2006
             (FGIC Insd)..............................    5.00    03/01/46      2,050,440

    2,000  New York City Transitional Finance
             Authority, New York, Refg 2003 Ser A.....    5.50#   11/01/26      2,149,420

    2,000  New York State Dormitory Authority,
             Montefiore Hospital - FHA Insured Mtge
             Ser 2004 (FGIC Insd).....................    5.00    08/01/29      2,061,200

    8,000  New York State Local Government Assistance
             Corporation, Refg Ser 1997 B (MBIA
             Insd)....................................    5.00    04/01/21      8,113,680

    3,000  Triborough Bridge & Tunnel Authority, New
             York, Refg Ser 2002 B....................    5.25    11/15/19      3,209,550
                                                                             ------------

                                                                               40,062,569
                                                                             ------------

           Ohio (3.6%)

    1,675  Cleveland, Ohio, Waterworks Impr & Refg
             1998 Ser I (FSA Insd)....................    5.00    01/01/23      1,693,241

    4,000  Montgomery County, Ohio, Franciscan Medical
             Center - Dayton Ser 1997.................    5.50    07/01/18      4,145,160
                                                                             ------------

                                                                                5,838,401
                                                                             ------------

           Pennsylvania (10.9%)

    2,000  Allegheny County Redevelopment Authority,
             Pennsylvania, West Penn Allegheny Health
             Ser 2007 A +++...........................    5.375   11/15/40      1,825,300

    5,000  Lehigh County General Purpose Authority,
             Pennsylvania, St. Luke's of Bethlehem
             Hospital Ser A 2003......................    5.38    08/15/33      5,495,950

    2,000  Pennsylvania Turnpike Commission, Ser R
             2001 (AMBAC Insd)........................    5.00    12/01/30      2,059,660

    2,000  Pennsylvania, First Ser 2003 (MBIA Insd)
             +++......................................    5.00    01/01/19      2,152,610

    1,000  Philadelphia, Pennsylvania, Gas Works
             Eighteenth Ser (AGC Insd)................    5.25    08/01/20      1,069,160

    5,000  Swarthmore Boro Authority, Pennsylvania,
             Swarthmore College Ser 2001..............    5.00    09/15/31      5,136,950
                                                                             ------------

                                                                               17,739,630
                                                                             ------------

           Rhode Island (1.9%)%

    3,000  Rhode Island Economic Development
             Corporation, Airport 2005 Ser C (MBIA
             Insd)....................................    5.00    07/01/28      3,100,260
                                                                             ------------

                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS -  NOVEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                COUPON   MATURITY
THOUSANDS                                                 RATE      DATE         VALUE
-----------------------------------------------------------------------------------------

           South Carolina (3.4%)

$   5,000  Charleston County School District, South
             Carolina, Ser 2004 A.....................    5.00 %  02/01/22   $  5,281,350

       35  Lexington County, South Carolina, Health
             Services District, Lexmed Inc, Ser 2007
             A........................................    5.00    11/01/16         36,613

      165  Richland County Environmental Improvement
             Revenue, South Carolina, International
             Paper Company Ser 2007 A.................    4.60    09/01/12        164,815
                                                                             ------------

                                                                                5,482,778
                                                                             ------------

           Tennessee (4.4%)

    3,000  Johnson City Health & Educational
             Facilities Board, Tennessee, Mountain
             States Health Alliance Ser 2006 A........    5.50    07/01/36      3,027,420

    4,000  Tennessee Energy Acquisition Corporation,
             Ser 2006 A +++...........................    5.25    09/01/19      4,154,480
                                                                             ------------

                                                                                7,181,900
                                                                             ------------

           Texas (13.0%)

    5,000  Austin, Texas, Water & Wastewater Refg Ser
             2001 A & B (FSA Insd) +++................    5.125   05/15/27      5,100,780

      555  Bexar County Health Facilities Development
             Corp, Texas, Health Facilities
             Development Corp. .......................    5.00    07/01/27        536,474

      735  Bexar County, Texas, Health Facilities
             Development Corp. .......................    5.00    07/01/33        696,883

      580  Bexar County, Texas, Health Facilities
             Development Corp. .......................    5.00    07/01/37        544,672

    1,500  Brazos River Authority, Texas, TXU Electric
             Co Refg Ser 1999 A (AMT).................    7.70    04/01/33      1,563,270

   10,000  Houston, Texas, Combined Utility First Lien
             Refg 2004 Ser A (FGIC Insd)..............    5.25    05/15/23     10,667,600

    1,000  Lubbock Health Facilities Development
             Corporation, Texas, Carillon Senior Life
             Care Ser 2005 A..........................    6.625   07/01/36      1,031,030

    1,000  Tarrant County Cultural Educational
             Facilities Finance Corp, Texas, Air Force
             Village II Inc Ser 2007..................    5.125   05/15/37        954,690
                                                                             ------------

                                                                               21,095,399
                                                                             ------------

           Virginia (0.6%)

    1,000  Fairfax County Economic Development
             Authority, Virginia, Goodwin House Inc
             Ser 2007.................................    5.125   10/01/42        925,760
                                                                             ------------

                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS -  NOVEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                COUPON   MATURITY
THOUSANDS                                                 RATE      DATE         VALUE
-----------------------------------------------------------------------------------------

           Washington (5.3%)

$   2,400  Goat Hill Properties, Washington,
             Governmental Office Ser 2005 (MBIA
             Insd)....................................    5.00 %  12/01/33   $  2,479,392

    1,930  Grant County Public Utility District #2,
             Washington, Wanapum Hydroelectric 2005
             Ser A (FGIC Insd)........................    5.00    01/01/34      1,988,518

    4,010  Port of Seattle, Washington, Passenger
             Facility Ser 1998 A (MBIA Insd) +++......    5.00    12/01/23      4,074,540
                                                                             ------------

                                                                                8,542,450
                                                                             ------------

           Total Tax-Exempt Municipal Bonds (Cost $280,085,448)...........    283,395,533
                                                                             ------------






  NUMBER OF
SHARES (000)
------------
              Short-Term Investment (a) (1.2%)

              Investment Company

      1,950   Morgan Stanley Institutional Liquidity Tax Exempt Portfolio - Institutional
                Class (Cost $1,949,863)...................................................      1,949,863
                                                                                             ------------

              Total Investments (Cost $282,035,311).......................................    285,345,396
                                                                                             ------------





PRINCIPAL
AMOUNT IN
THOUSANDS
---------


$ (27,175) Floating Rate Note and Dealer Trust Obligations Related to
           Securities Held (-16.8%)

           Notes with interest rates ranging from 3.64% to 3.77% at November 30, 2007 and contractual maturities of collateral ranging from 01/01/13 to
             06/01/47 (See Note 1D) + (Cost $(27,175,000))............................     (27,175,000)
                                                                                         -------------

           Total Net Investments (Cost $254,860,311) (b) (c)................     159.3%    258,170,396

           Other Assets in Excess of Liabilities ...........................       2.4       3,874,116

           Preferred Shares of Beneficial Interest .........................     (61.7)   (100,000,000)
                                                                               --------  -------------


           Net Assets Applicable to Common Shareholders ....................     100.0%  $ 162,044,512
                                                                                 =====   =============






                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS -  NOVEMBER 30, 2007 (UNAUDITED) continued


----------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.


 AMT   Alternative Minimum Tax.
 COPs  Certificates of Participation.
 ETM   Escrowed to Maturity.
  +    Floating rate note obligations related to securities held.  The interest rate shown reflects the rate in effect at November 30,
       2007.
  ++   A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
       $366,700.
 +++   Underlying security related to inverse floaters entered into by the Fund (See Note 1D).
  #    Security is a "step-up" bond where the coupon increases on a predetermined future date.
 (a)   See Note 3 to the financial statements regarding investments in
       Morgan Stanley Institutional Liquidity Tax Exempt Portfolio -
       Institutional Class.
 (b)   Securities have been designated as collateral in an amount equal to $69,481,846 in connection with open futures contracts.
 (c)   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
       unrealized appreciation is $7,212,747 and the aggregate gross unrealized depreciation is $3,901,847, resulting in net
       unrealized appreciation of $3,310,900.

Bond Insurance:
---------------
 AGC   Assured Guaranty Corporation.
AMBAC  AMBAC Assurance Corporation.
 FGIC  Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
 MBIA  Municipal Bond Investors Assurance Corporation.
 XLCA  XL Capital Assurance Inc.


FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2007:


                                                                               UNREALIZED
NUMBER OF                     DESCRIPTION, DELIVERY       UNDERLYING FACE     APPRECIATION
CONTRACTS    LONG/SHORT           MONTH AND YEAR          AMOUNT AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------------
   166          Long       U.S. Treasury Notes 10 Year      $ 18,791,720        $ 114,713
                                    March 2008
    47          Short       U.S. Treasury Notes 5 Year        (5,175,141)         (17,746)
                                    March 2008
    43          Short       U.S. Treasury Notes 2 Year        (9,034,703)          (4,764)
                                    March 2008
   119          Short      U.S. Treasury Notes 20 Year       (13,945,313)        (150,990)
                                    March 2008
   215          Short       U.S. Treasury Swap 10 Year       (23,851,563)        (662,389)
                                  December 2007
                                                                                ---------
             Net Unrealized Depreciation.................................       $(721,176)
                                                                                =========





                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2007 (unaudited)


Assets:
Investments in securities, at value (cost
  $280,085,448)..............................  $283,395,533
Investments in affiliate, at value (cost
  $1,949,863)................................     1,949,863
Receivable for:
  Interest..................................      4,188,848
  Variation margin..........................         83,298
  Investments sold..........................          8,062
  Dividends from affiliate..................            187
Prepaid expenses and other assets............        55,942
                                               ------------
  Total Assets..............................    289,681,733
                                               ------------
Liabilities:
Floating rate note and dealer trust
  obligations................................    27,175,000
Payable for:
  Investment advisory fee...................        100,176
  Administration fee........................         20,183
  Transfer agent fee........................          3,774
Payable to bank..............................       206,682
Accrued expenses and other payables..........       131,406
                                               ------------
  Total Liabilities.........................     27,637,221
                                               ------------
Preferred shares of beneficial interest (at
  liquidation value) (1,000,000 shares
  authorized of non-participating $.01 par
  value, 1,000 shares outstanding)...........   100,000,000
                                               ------------
  Net Assets Applicable to Common
  Shareholders...............................  $162,044,512
                                               ============
Composition of Net Assets to Common
  Shareholders:
Common shares of beneficial interest
  (unlimited shares authorized of $.01 par
  value, 16,816,194 shares outstanding)......  $159,311,174
Net unrealized appreciation..................     2,588,909
Accumulated undistributed net investment
  income.....................................       731,499
Accumulated net realized loss................      (587,070)
                                               ------------
  Net Assets Applicable to Common
  Shareholders...............................  $162,044,512
                                               ============
Net Asset Value Per Common Share
  ($162,044,512 divided by 16,816,194  common
  shares outstanding)........................         $9.64
                                                      =====





Statement of Operations
For the six months ended November 30, 2007 (unaudited)


Net Investment Income:
Income
Interest.....................................  $ 7,020,736
Dividends from affiliate.....................      115,431
                                               -----------
  Total Income..............................     7,136,167
                                               -----------
Expenses
Interest and residual trust expense..........      546,408
Investment advisory fee......................      532,281
Auction commission fees......................      125,227
Administration fee...........................      106,456
Professional fees............................       32,203
Shareholder reports and notices..............       27,484
Listing fees.................................       13,386
Auction agent fees...........................       13,275
Transfer agent fees and expenses.............        7,319
Custodian fees...............................        6,358
Trustees' fees and expenses..................        4,925
Other........................................       34,443
                                               -----------
  Total Expenses............................     1,449,765
Less: amounts waived/reimbursed..............       (2,865)
Less: expense offset.........................       (1,800)
                                               -----------
  Net Expenses..............................     1,445,100
                                               -----------
  Net Investment Income.....................     5,691,067
                                               -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments..................................     (286,096)
Futures contracts............................     (912,282)
Swap contract................................       71,341
                                               -----------
  Net Realized Loss.........................    (1,127,037)
                                               -----------
Net Change in Unrealized
  Appreciation/Depreciation
Investments..................................   (5,163,297)
Futures contracts............................     (843,613)
Swap contract................................      (42,378)
                                               -----------
  Net Change in Unrealized
  Appreciation/Depreciation..................   (6,049,288)
                                               -----------
  Net Loss..................................    (7,176,325)
                                               -----------
Dividends to preferred shareholders from net
  investment income..........................   (1,816,648)
                                               -----------
Net Decrease.................................  $(3,301,906)
                                               ===========






                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                        FOR THE SIX      FOR THE YEAR
                                                        MONTHS ENDED         ENDED
                                                     NOVEMBER 30, 2007   MAY 31, 2007
                                                     -----------------   ------------
                                                        (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income..............................     $  5,691,067     $ 11,430,642
Net realized gain (loss)...........................       (1,127,037)         666,424
Net change in unrealized
  appreciation/depreciation........................       (6,049,288)       1,054,556
Dividends to preferred shareholders from net
  investment income................................       (1,816,648)      (3,520,760)
                                                        ------------     ------------
  Net Increase (Decrease).........................        (3,301,906)       9,630,862
                                                        ------------     ------------
Dividends and Distributions to Common Shareholders
  from:
Net investment income..............................       (3,982,067)      (8,659,007)
Net realized gain..................................          --            (2,426,083)
                                                        ------------     ------------
  Total Dividends and Distributions...............        (3,982,067)     (11,085,090)
                                                        ------------     ------------
Decrease from transactions in common shares of
  beneficial interest..............................       (1,809,603)      (3,923,021)
                                                        ------------     ------------
  Net Decrease....................................        (9,093,576)      (5,377,249)
Net Assets Applicable to Common Shareholders:
Beginning of period................................      171,138,088      176,515,337
                                                        ------------     ------------
End of Period
(Including accumulated undistributed net investment
income of $731,499 and $839,147, respectively).....     $162,044,512     $171,138,088
                                                        ============     ============





                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Municipal Premium Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market markers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued


substantially all of its taxable and non-taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of November 30, 2007, this did not result in an impact to the Fund's financial statements.

D. Floating Rate Note and Dealer Trust Obligations Related to Securities
Held -- The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate note and dealer trust obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption "Interest and residual trust expenses" in the Fund's Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At November 30, 2007, Fund investments with a value of $ 36,472,130 are held by the Dealer Trusts and serve as collateral for the $ 27,175,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at November 30, 2007 are presented in the Portfolio of Investments.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund's weekly total net assets including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly total net assets including preferred shares.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class. For the six months ended November 30, 2007, advisory fees paid were reduced by $2,865 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $115,431 for the six months ended November 30, 2007. During the six months ended November 30, 2007, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class aggregated $15,315,500 and $13,365,637, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2007 aggregated $3,986,751 and $11,770,410, respectively.

Effective September 28, 2007, the transfer agent services previously provided to the Fund by Morgan Stanley Trust was assumed by Computershare Trust Company, N.A. (the "Transfer Agent").

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended November 30, 2007 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,990. At November 30, 2007 the Fund had an accrued pension liability of $61,518 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

4. Common Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                                              CAPITAL
                                                                              PAID IN
                                                               PAR VALUE     EXCESS OF
                                                    SHARES     OF SHARES     PAR VALUE
                                                  ----------   ---------   ------------
Balance, May 31, 2006...........................  17,432,494     174,325    164,869,473
Treasury shares purchased and retired (weighted
  average discount 6.43%)*......................    (410,600)     (4,106)    (3,918,915)
                                                  ----------    --------   ------------
Balance, May 31, 2007...........................  17,021,894     170,219    160,950,558
Treasury shares purchased and retired (weighted
  average discount 9.47%)*......................    (205,700)     (2,057)    (1,807,546)
                                                  ----------    --------   ------------
Balance, November 30, 2007......................  16,816,194    $168,162   $159,143,012
                                                  ==========    ========   ============




----------
  * The Trustees have voted to retire the shares purchased.

5. Preferred Shares of Beneficial Interest
The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without the approval of the common shareholders. The Fund has issued Series A through E Auction Rate Preferred Shares ("preferred shares") which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Fund may redeem such shares, in whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                      AMOUNT IN                NEXT           RANGE OF
SERIES    SHARES*    THOUSANDS*    RATE*    RESET DATE    DIVIDEND RATES**
------    -------    ----------    -----    ----------    ----------------
   A        200        20,000       4.50%    12/05/07      2.787% - 4.50%
   B        200        20,000       4.50     12/05/07        3.29 - 4.50
   C        200        20,000       4.50     12/05/07        3.31 - 4.50
   D        200        20,000       4.50     12/05/07       3.089 - 4.50
   E        200        20,000       4.30     12/05/07       2.569 - 4.30



----------
    * As of November 30, 2007.
   ** For the six months ended November 30, 2007.

Subsequent to November 30, 2007 and up through January 4, 2007, the Fund paid dividends to each of the Series A through E at rates ranging from 2.45% to 4.55% in the aggregate amount of $406,386.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Dividends to Common Shareholders
The Fund declared the following dividends from net investment income:

   DECLARATION         AMOUNT          RECORD              PAYABLE
       DATE          PER SHARE          DATE                 DATE
-----------------    ---------    ----------------    -----------------
November 27, 2007      0.0375     December 7, 2007    December 21, 2007
December 31, 2007      0.0375     January 11, 2007     January 25, 2007
December 31, 2007      0.0375     February 8, 2007    February 22, 2007
December 31, 2007      0.0375       March 7, 2007       March 20, 2007


7. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to Dealer Trusts in exchange for cash and residual interest in the Dealer Trusts. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

9. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2007, the Fund had temporary book/tax differences primarily attributable to mark-to-market of open futures contracts.

10. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Municipal Premium Income Trust
FINANCIAL HIGHLIGHTS
Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                   FOR THE YEAR ENDED MAY 31,
                                                  MONTHS ENDED     ----------------------------------------------------
                                               NOVEMBER 30, 2007     2007       2006       2005       2004       2003
                                               -----------------   --------   --------   --------   --------   --------
                                                  (unaudited)
Selected Per Share Data:
Net asset value, beginning of period.........        $ 10.05        $ 10.13    $ 10.45     $ 9.88    $ 10.56    $ 10.04
                                                     -------        -------    -------     ------    -------    -------
Income (loss) from investment operations:
  Net investment income*....................            0.34           0.66       0.66       0.64       0.66       0.68
  Net realized and unrealized gain (loss)...           (0.41)          0.08      (0.20)      0.54      (0.68)      0.53
  Common share equivalent of dividends paid
  to preferred shareholders*.................          (0.11)         (0.20)     (0.14)     (0.09)     (0.09)     (0.09)
                                                      ------         ------     ------     ------     -------    ------
Total income (loss) from investment
operations..................................           (0.18)          0.54       0.32       1.09      (0.11)      1.12
                                                      ------          -----      -----      -----     ------      -----
Less dividends and distributions from:
  Net investment income.....................           (0.24)         (0.50)     (0.54)     (0.57)     (0.61)     (0.56)
  Net realized gain.........................            0.00          (0.14)     (0.14)      --         --        (0.07)
                                                       -----         ------     ------      -----      -----     ------
Total dividends and distributions............          (0.24)         (0.64)     (0.68)     (0.57)     (0.61)     (0.63)
                                                      ------         ------     ------     ------     ------     ------
Anti-dilutive effect of acquiring treasury
shares*.....................................            0.01           0.02       0.04       0.05       0.04       0.03
                                                       -----          -----      -----      -----      -----      -----
Net asset value, end of period...............         $ 9.64         $10.05     $10.13     $10.45     $ 9.88     $10.56
                                                      ======         ======     ======     ======     ======     ======
Market value, end of period..................         $ 8.42         $ 9.49     $ 9.12     $ 9.10     $ 8.93     $ 9.41
                                                      ======         ======     ======     ======     ======     ======
Total Return+................................          (8.88)%(1)     11.22%      7.85%      8.54%      1.27%     11.90%
Ratios to Average Net Assets of Common
Shareholders:
Total expenses (before expense offset).......           1.75%(2)(3)(4) 1.41%(4)   1.09%(4)   1.29%(4)   1.40%(4)   1.33%(4)
Total expenses (before expense offset,
exclusive of interest and residual trust
expenses)...................................            1.09%(2)(3)(4) 1.07%(4)   1.09%(4)   1.29%(4)   1.40%(4)   1.33%(4)
Net investment income before preferred stock
dividends...................................            6.87%(2)(3)    6.50%      6.42%      6.30%      6.36%      6.76%
Preferred stock dividends....................           2.19%(2)       2.00%      1.37%      0.87%      0.83%      0.86%
Net investment income available to common
shareholders................................            4.68%(2)       4.50%      5.05%      5.43%      5.53%      5.90%
Supplemental Data:
Net assets applicable to common shareholders,
end of period, in thousands.................        $162,045       $171,138   $176,515   $189,321   $186,755   $209,970
Asset coverage on preferred shares at end of
period......................................             262%           271%       276%       289%       286%       310%
Portfolio turnover rate......................              1%(1)         13%        33%        20%        23%        18%



----------

 * The per share amounts were computed using an average number of common shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)  Not Annualized.
(2)  Annualized
(3) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Tax Exempt Portfolio-
     Institutional class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.
(4)  Does not reflect the effect of expense offset of 0.01%.



                        See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO MANAGEMENT/REVISED INVESTMENT POLICY (UNAUDITED)

Portfolio Management
As of the date of this report, the Fund is managed within the Morgan Stanley Municipals team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Steven K. Kreider and Neil Stone, each a Managing Director of the Investment Adviser.

Revised Investment Policy
To the extent permitted by applicable law and the Fund's investment objectives, policies, and restrictions, the Fund may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. In connection with any such investments, the Fund, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Fund bearing some additional expenses.

The Board of Trustees Approved a Clarification in the Investment Policies Discussed Below
The Fund may invest in put and call options and futures on its portfolio securities. The Fund may use options and futures to protect against a decline in the Fund's securities or an increase in prices of securities that may be purchased or to adjust the Funds yield curve exposure.

If the Fund invests in options and/or futures, its participation in these markets would subject the Fund's portfolio to certain risks. If the Investment Adviser's predictions of movements in the direction of the markets are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged. With respect to futures contracts, this correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations. There is also the possibility of an absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options which are options negotiated with dealers; there is no secondary market for these investments and therefore may be difficult to value. If the Fund uses an option or futures transaction as an alternative to purchasing or selling an underlying instrument in order to obtain desired exposure, the Fund will be exposed to the same risks as are incurred in purchasing and selling the underlying instrument directly.

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO MANAGEMENT/REVISED INVESTMENT POLICY (UNAUDITED) continued

The Board of Trustees Approved the Investment Policy Change Discussed Below
The Fund will invest at least 80% of its net assets in (A) municipal bonds which are rated at the time of purchase within the four highest grades by Moody's Investors Services Inc. ("Moody's")(Aaa, Aa, A, Baa), Standard and Poor's Corporation ("S&P")(AAA, AA, A, BBB), Fitch (AAA, AA, A, BBB) or another nationally recognized statistical rating organization ("NRSRO"), or, if not rated, are determined by the Investment Adviser to be of comparable quality; (B) municipal notes which at the time of purchase are rated in the two highest grades by Moody's (MIG1, MIG2), or the three highest grades by S&P (SP-1, SP-2, SP-3), Fitch (F1, F2, F3) or another NRSRO, or, if not rated, whose issuers have outstanding one or more issues of municipal bonds rated as set forth in clause
(A) of this paragraph; and (C) municipal commercial paper which at the time of purchase is rated P-1 or higher by Moody's, A-1 or higher by S&P, F2 or higher by Fitch, or rated an equivalent grade by another NRSRO.

Morgan Stanley Municipal Premium Income Trust
DIVIDEND REINVESTMENT PLAN (UNAUDITED)

The dividend reinvestment plan (the "Plan") offers you a prompt and simple way to reinvest your dividends and capital gains distributions into additional shares of the Fund. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

PLAN BENEFITS

- ADD TO YOUR ACCOUNT
You may increase your shares in the Fund easily and automatically with the Plan.

- LOW TRANSACTION COSTS
Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

- CONVENIENCE
You will receive a detailed account statement from Computershare Trust Company, N.A., which administers the Plan, whenever shares are reinvested for you. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to morganstanley.com.

- SAFEKEEPING
Computershare Trust Company, N.A. will hold the shares it has acquired for you in safekeeping.

HOW TO PARTICIPATE IN THE PLAN
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in "street name" -- in the name of your brokerage firm, bank, or other financial institution -- you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

If you choose to participate in the Plan, whenever the Fund declares a dividend or capital gains distributions, it will be invested in additional shares of your Fund that are purchased in the open market.

HOW TO ENROLL
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting morganstanley.com, calling toll-free (888) 421-4015 or notifying us in writing at Morgan Stanley Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include the Fund name and

Morgan Stanley Municipal Premium Income Trust
DIVIDEND REINVESTMENT PLAN (UNAUDITED) continued

account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next dividend or capital gains distribution payable after Computershare Trust Company, N.A. receives your authorization, as long as they receive it before the "record date," which is generally ten business days before the dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following dividend or distribution.

COSTS OF THE PLAN
There is no direct charge to you for reinvesting dividends and capital gains distributions because the Plan's fees are paid by the Fund. However, when applicable, you will pay your portion of any brokerage commissions incurred when the new shares are purchased on the open market. These brokerage commissions are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all participants in blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

TAX IMPLICATIONS
The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

Morgan Stanley does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used by any taxpayer, for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax advisor for information concerning their individual situation.

HOW TO WITHDRAW FROM THE PLAN
To withdraw from the Plan please visit morganstanley.com or call (888) 421-4015 or notify us in writing at the address below.

Morgan Stanley Closed-End Funds
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Morgan Stanley Municipal Premium Income Trust
DIVIDEND REINVESTMENT PLAN (UNAUDITED) continued

All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have three options with regard to the shares held in your account:

1. If you opt to continue to hold your non-certificated shares, they will be held by Computershare Trust Company, N.A.

2. If you opt to sell your shares through Morgan Stanley, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting brokerage commissions.

3. You may sell your shares through your financial advisor through the Direct Registration System ("DRS"). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, Participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

TO OBTAIN A COMPLETE COPY OF THE DIVIDEND REINVESTMENT PLAN, PLEASE CALL OUR CLIENT RELATIONS DEPARTMENT AT 888-421-4015 OR VISIT MORGANSTANLEY.COM.

Morgan Stanley Municipal Premium Income Trust
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

FOR EXAMPLE:
- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences,

Morgan Stanley Municipal Premium Income Trust
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued


  through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.


(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Premium
Income Trust


Semiannual Report
November 30, 2007

[MORGAN STANLEY LOGO]



PIASAN
IU08-00212P-Y11/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases


                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                                    (d) Maximum
                                                              (c) Total             Number (or
                                                              Number of             Approximate
                                                              Shares (or            Dollar Value)
                                                              Units)                of Shares (or
                       (a) Total                              Purchased as          Units) that May
                       Number of                              Part of Publicly      Yet Be
                       Shares (or        (b) Average          Announced             Purchased
                       Units)            Price Paid per       Plans or              Under the Plans
Period                 Purchased         Share (or Unit)      Programs              or Programs
---------------        ----------        ---------------      ----------------      ---------------
mo-da-year ---
mo-da-year               28,900               9.22               N/A                    N/A
mo-da-year ---
mo-da-year               27,000               9.08               N/A                    N/A
mo-da-year ---
mo-da-year               29,000               8.78               N/A                    N/A
mo-da-year ---
mo-da-year               30,500               8.87               N/A                    N/A
mo-da-year ---
mo-da-year               50,400               8.71               N/A                    N/A
mo-da-year ---
mo-da-year               39,900               8.37               N/A                    N/A
Total                   205,700               8.84               N/A                    N/A


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Trust's/Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.



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


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics -- Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.



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


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2008



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